Government grant	12 Months Ended
Dec. 31, 2012
Government grant
Government grant

13.       Government grant

Government grants are recognized where there is reasonable assurance that the grant will be received and all attached conditions will be complied with.

Grants relating to reimbursement of expense item are recognized as other income over the period necessary to match the grants on a systematic basis to the costs that it is intended to compensate. The Group recorded RMB 17,110, RMB 41,161 and RMB 18,672 as other income for the years ended December 31, 2010, 2011 and 2012, respectively.

Grants for the acquisition of the rights to use land are recorded as long-term liabilities and recorded to other income over the amortization period. The Group received government grant related to land use rights of RMB 32,414, RMB 35,500 and RMB 78,020 during the years ended December 31, 2010, 2011 and 2012, respectively. As of December 31, 2011 and 2012, long-term liability balance of RMB 82,458 and RMB 148,738 was related to government grant for the acquisition land use rights, respectively.